Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

Note 3 - Related Party Transactions

The Bank leases a property from NEW BAY LLC (“NEW BAY”), a limited liability corporation 100% owned by a majority of the Directors and officers of the Bank.  In conjunction with the lease, NEW BAY substantially removed the pre-existing structure on the site and constructed a new building suitable to the Bank for its banking operations.  Under the terms of the lease, the cost of this project was reimbursed to NEWBAY by the Bank. The amount reimbursed, which occurred during the year 2000, was $943,000, and is included in property and equipment under the caption “Building and improvements” (see Note 7).

On May 1, 2006, the Bank renegotiated the lease to a twenty-five year term.  The Bank paid NEW BAY $165,000 a year ($13,750 per month) for the first 60 months which is included in the consolidated statements of operations for 2012, 2011, and 2010 within occupancy expense of premises. The rent shall be reset every five years thereafter at the fair market rental value at the end of each preceding five year period. The Bank expects to pay NEW BAY $165,000 for the year 2013.

On February 8, 2012, the Bank entered into a two year lease of a warehouse with a Director of the Bank.  The purpose of the lease is to store documents, consumable supplies, equipment, and furniture not currently in use by the Bank.  The Bank paid $18,700 in the year 2012, which is reflected in the 2012 Consolidated Statement of Operations within occupancy expense of premises. The Bank expects to pay $20,400 for the year 2013.